Geographical Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Long-lived assets	3,391,573	3,485,146	3,541,924
Japan
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	1,834,003	1,864,513	1,871,962
Long-lived assets	1,053,168	1,113,386	1,140,316
United States
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	3,504,765	3,294,758	3,990,729
Long-lived assets	1,766,814	1,767,879	1,835,163
Other countries
Entity-Wide Disclosure on Geographic Areas, Revenue from External Customers Attributed to Individual Foreign Countries [Line Items]
Sales to external customers	3,598,099	3,419,903	4,148,550
Long-lived assets	¥ 571,591	¥ 603,881	¥ 566,445